Net Investment in Sales-type Leases (Schedule of Company's Net Investment in Sales-type Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Net Investment in Sales-type Leases [Abstract]
Future minimum lease payments receivable	$ 24,930	$ 19,403
Less allowance for doubtful accounts	(452)	(183)
Net future minimum lease payment receivable	24,478	19,220
Less unearned interest income	(1,486)	(1,305)
Net investment in sales-type leases	$ 22,992	$ 17,915